Geographic information (Long-lived assets by individual countries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Long-lived assets	$ 37,255,142	$ 35,408,168
Geographic Concentration Risk | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Percentage of long-lived assets	100.00%	100.00%	100.00%
Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	100.00%	100.00%
China
Segment Reporting Information [Line Items]
Long-lived assets	$ 7,639,347	$ 5,218,057
China | Geographic Concentration Risk | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Percentage of long-lived assets	14.10%	13.80%	13.80%
China | Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	20.50%	14.70%
United States
Segment Reporting Information [Line Items]
Long-lived assets	$ 4,381,348	$ 4,816,416
United States | Geographic Concentration Risk | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Percentage of long-lived assets	11.60%	12.10%	11.00%
United States | Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	11.80%	13.60%
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,606,918	$ 1,141,992
Ireland | Geographic Concentration Risk | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Percentage of long-lived assets	4.10%	2.60%	2.40%
Ireland | Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	4.30%	3.20%
Other Countries
Segment Reporting Information [Line Items]
Long-lived assets	$ 23,627,529	$ 24,231,703
Other Countries | Geographic Concentration Risk | Sales Revenue, Segment
Segment Reporting Information [Line Items]
Percentage of long-lived assets	70.20%	71.50%	72.80%
Other Countries | Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	63.40%	68.50%